Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Short-term Investments
Cost				$ 773,951	¥ 5,013,499		¥ 2,058,552
Investment income related to short-term investments	¥ 143,100	¥ 64,200	¥ 35,800
Principal amount of a loan from an offshore bank				$ 350,854	2,272,760		2,049,865
Held-to-maturity securities - fixed rate investments
Short-term Investments
Cost					153,522		350,528
Estimated Fair Value					153,522		350,528
Other short-term investments
Short-term Investments
Cost					4,859,977		1,708,024
Estimated Fair Value					4,859,977		1,708,024
Short-term investments.
Short-term Investments
Estimated Fair Value					¥ 5,013,499		2,058,552
Short-term investments. | Minimum
Short-term Investments
Short-term investments, effective yields (as a percent)	2.60%	3.05%
Short-term investments. | Maximum
Short-term Investments
Short-term investments, effective yields (as a percent)	5.30%	5.18%
JPMorgan Chase & Co.
Short-term Investments
Principal amount of a loan from an offshore bank						$ 90,000	550,700
Deposits to secure bank loan							¥ 614,200